General (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Number of ordinary shares represent by each ADS (in Shares)	30		30
Accumulated deficit	$ 145,299
Net losses	(4,625)	$ (5,097)	$ (12,615)	$ (14,443)	$ (12,625)
Cash flows from operating activities	$ 6,078		$ (9,858)